CMA NEW YORK
MUNICIPAL MONEY FUND



Semi-Annual Report

September 30, 1997



[FUND LOGO]
[MERRILL LYNCH BULL LOGO]



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.



CMA New York Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011                                  #11210 -- 9/97



[RECYCLE LOGO]
Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1997, CMA New York
Municipal Money Fund paid shareholders a net annualized yield of 3.09%*. As of September 30, 1997, the Fund's 7-day yield was 3.29%.

Economic Environment and Investment Strategy
During the six-month period ended September 30, 1997, New York State's general obligation debt was upgraded by Standard & Poor's Corporation for the first time in a decade to A from A-. The state's strong tax revenue performance was partly the result of a vibrant US economy and record profits on Wall Street. These factors boosted the state's finances at the same time New York cut its spending, which it has been concentrating on over the last two years. New York state's tax revenues rose approximately 12% this year to $33.6 billion from about $30 billion last year. The state projects tax revenues in excess of $35 billion next year. The rating upgrade comes at a good time for the state, since in November New York voters will decide on a school funding plan that could mean the sale of as much as $2.4 billion in bonds for new school construction and expanded school programs.

During the six-month period, New York State lawmakers finally approved a $67 billion budget, ending the longest state budget stalemate in US history. Governor Pataki and the state legislature agreed to tax cuts of about $4.75 billion over five years. Lawmakers also cleared Governor Pataki's plan to build a 1,500 bed maximum security prison in Altamont, New York, as well as two other medium security prisons at locations to be determined later.

During the six-month period ended September 30, 1997, new issuance of short-term New York debt totaled approximately $4.0 billion, a decrease of approximately 5% from the $4.2 billion in debt issued in the six months ended March 31, 1997. During October, New York City will come to market with approximately $1.7 billion in tax and revenue anticipation notes. During the six-month period, net assets of CMA New York Municipal Money Fund ranged between $1.1 billion--$1.4 billion, closing the period on September 30, 1997, at approximately $1.3 billion.

As we had discussed in our March 31, 1997 letter to shareholders, we had intended to maintain an average portfolio maturity in the range of 45 days -- 60 days until economic growth slowed and the Federal Reserve Board was satisfied with a benign inflationary outlook. We anticipated writing our large positions of tax-exempt commercial paper to mature in the one-month -- three-month range and allowing our June fixed-rate notes to mature. However, the combination of tax time outflows, heavy variable rate note issuance and concerns over the elimination of the corporate "Deiminimus" clause, whereby corporations could invest up to 2% of net assets in tax deferred bonds, caused the Fund to underperform in April, May and June as variable rate demand notes outperformed fixed-rate notes and tax-exempt commercial paper.

As the Fund's commercial paper holdings matured in June, we had the opportunity to extend the Fund's maturity at attractive levels. These extensions, combined with the economy slowing in the second and third quarters of 1997, caused the Fund to outperform the industry average of similar short-term New York tax-exempt funds in the last three months of the period as interest rates declined. We will continue to maintain the Fund's average portfolio maturity in the 45-day -- 60-day range with a greater weighting in variable rate demand notes and tax-exempt commercial paper instead of fixed-rate notes until the direction of interest rates can be ascertained.

Diversification and credit quality remain paramount to the Fund, and we will continue to closely monitor the everchanging marketplace.

In Conclusion
We thank you for your support of CMA New York Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/VINCENT R. GIORDANO
Vincent R. Giordano
Senior Vice President

/S/EDWARD J. ANDREWS
Edward J. Andrews
Vice President and Portfolio Manager

October 27, 1997

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.





CMA New York Municipal Money Fund
Schedule of Investments as of September 30, 1997                                                               (in Thousands)

                    Face                                                                                           Value
State              Amount                                   Issue                                                (Note 1a)

New York --       $1,079     Albany, New York, Housing Authority, Private Act Revenue Bonds (Historic
99.5%                        Bleeker Terrace), VRDN, AMT, 3.90% due 3/01/2015 (a)                                  $1,079
                   2,500     Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project),
                             VRDN, 4% due 12/29/2010 (a)                                                            2,500
                   6,250     Connetquot Central School District, Islip, New York, UT, 4.25% due 6/25/1998           6,268
                             Eagle Tax-Exempt Trust, VRDN (a):
                   7,200     New York City, Series 1994-C4, 4.18% due 8/01/2003                                     7,200
                  20,000     New York Medical Care, New York Hospital, Series 1995-3201, 3.56%
                             due 8/15/2024                                                                         20,000
                  27,000     New York State Electric & Gas Corp., Series 1994-3201, 4.23%
                             due 4/01/2034                                                                         27,000
                   7,000     Farmingdale, New York (Union Free School District), 4.25% due 6/29/1998                7,018
                             Harrison, New York (Central School District), UT:
                   2,950     BAN, 4.25% due 3/19/1998                                                               2,956
                   6,450     BAN, 4.25% due 7/17/1998                                                               6,467
                   2,200     TAN, 4.25% due 6/26/1998                                                               2,205
                  13,000     Hempstead, New York (Union Free School District), TAN, UT, 4.25% due
                             6/30/1998                                                                             13,033
                   3,400     Lancaster, New York, IDA, IDR (Jiffy Tite Co. Inc.), VRDN, 4.10% due
                             4/18/2018 (a)                                                                          3,400
                   6,161     Middletown, New York, BAN, UT, Series B, 4.50% due 10/03/1997 (e)                      6,161
                   3,000     Monroe County, New York, IDA (Coopervision Project), VRDN, 4.25% due
                             1/01/2012 (a)                                                                          3,000
                   6,355     Monroe County, New York, Refunding (Public Improvement), UT, Series A,
                             4.50% due 3/01/1998                                                                    6,376
                             Municipal Assistance Corporation, City of New York, New York:
                  25,000     CP, Series 2, 3.60% due 10/10/1997                                                    25,000
                   7,525     Refunding, Series E, 4.10% due 7/01/1998                                               7,540
                   4,340     Refunding, Series L, 4.50% due 7/01/1998                                               4,362
                   3,100     VRDN, Subseries K-1, 4.05% due 7/01/2008 (a)                                           3,100
                  13,500     VRDN, Subseries K-2, 4.05% due 7/01/2008 (a)                                          13,500
                  10,100     Nassau County, New York, IDA, Civic Facility Revenue Bonds (Cold
                             Spring Harbor Laboratory Project), VRDN, 4.05% due 7/01/2019 (a)                      10,100
                   1,400     Nassau County, New York, IDA, Research Facility Revenue Bonds (Cold
                             Spring Harbor Laboratory Project), VRDN, 4.05% due 7/01/2023 (a)                       1,400
                             Nassau County, New York, Series B:
                  15,670     BAN, UT, 4.25% due 11/14/1997                                                         15,677
                  20,000     RAN, 4.25% due 4/10/1998                                                              20,041
                             New York City, New York, CP:
                  12,500     3.85% due 11/14/1997                                                                  12,500
                  10,100     3.75% due 11/18/1997                                                                  10,100
                  49,900     3.75% due 11/19/1997                                                                  49,900
                  30,000     3.70% due 11/20/1997                                                                  30,000
                  21,500     3.85% due 11/20/1997                                                                  21,500
                   2,200     3.80% due 12/12/1997                                                                   2,200
                   5,000     3.80% due 1/14/1998                                                                    5,000
                  19,000     3.80% due 1/29/1998                                                                   19,000
                             New York City, New York, GO, VRDN (a):
                   3,300     Series C, 4% due 10/01/2023                                                            3,300
                   1,600     UT, Series B, 4% due 10/01/2020 (c)                                                    1,600
                   3,250     UT, Series B, 4% due 10/01/2022 (c)                                                    3,250
                   5,000     UT, Series B, Sub-Series B-2, 4% due 8/15/2003 (d)                                     5,000
                   4,300     UT, Series B, Sub-Series B-4, 4% due 8/15/2023 (d)                                     4,300
                   3,500     UT, Series B, Sub-Series B-5, 4% due 8/15/2022 (d)                                     3,500
                   7,500     UT, Series F-2, 4.10% due 2/15/2012                                                    7,500
                   3,630     UT, Sub-Series A-4, 4% due 8/01/2022                                                   3,630
                   4,600     UT, Sub-Series A-4, 4% due 8/01/2023                                                   4,600
                   1,400     UT, Sub-Series B-2, 4.10% due 8/15/2018                                                1,400
                   2,400     UT, Sub-Series B-2, 4% due 8/15/2020                                                   2,400
                   1,700     UT, Sub-Series E-2, 4% due 8/01/2020                                                   1,700
                   1,200     UT, Sub-Series E-6, 4% due 8/01/2019 (c)                                               1,200
                  36,600     New York City, New York, Health and Hospital Corporation Revenue
                             Bonds (Health System), VRDN, Series A, 4% due 2/15/2026 (a)                           36,600
                  32,400     New York City, New York, Housing Development Corporation, M/F
                             Mortgage Revenue Bonds (West 89th Street), VRDN, AMT, Series A,
                             3.95% due 12/01/2029 (a)                                                              32,400
                   1,700     New York City, New York, IDA, IDR (Bowe Industrial Inc. Project),
                             VRDN, AMT, Series K, 4.05% due 11/01/2010 (a)                                          1,700
                             New York City, New York, Municipal Water Finance Authority,
                             Water and Sewer System Revenue Bonds:
                  29,600     CP, 3.80% due 11/06/1997                                                              29,600
                  14,000     CP, 3.85% due 11/06/1997                                                              14,000
                  15,000     CP, 3.70% due 12/18/1997                                                              15,000
                  19,300     CP, 3.80% due 12/18/1997                                                              19,300
                  30,000     VRDN, MSTR, Series SGB-26, 4.25% due 6/15/2029 (a)(d)                                 30,000
                  24,730     VRDN, MSTR, Series SGB-27, 4.25% due 6/15/2024 (a)                                    24,730
                  11,900     VRDN, Series 93-C, 4% due 6/15/2022 (a)(c)                                            11,900
                  15,080     VRDN, Series A, 4.10% due 6/15/2025 (a)(c)                                            15,080
                  20,650     VRDN, Series C, 4% due 6/15/2023 (a)(c)                                               20,650
                  36,750     VRDN, Series G, 4% due 6/15/2024 (a)(c)                                               36,750
                   5,800     New York City, New York, Trust Cultural Resource Revenue Bonds
                             (Solomon R. Guggenheim), VRDN, Series B, 4% due 12/01/2015 (a)                         5,800
                             New York State, CP, Series S:
                  29,100     3.60% due 10/06/1997                                                                  29,100
                  14,000     3.65% due 11/06/1997                                                                  14,000
                  12,600     3.70% due 11/18/1997                                                                  12,600
                             New York State Dormitory Authority Revenue Bonds:
                   7,500     CP, 3.70% due 12/19/1997                                                               7,500
                   5,045     (Foundling Charitable), VRDN, AMT, 4.05% due 7/01/2012 (a)                             5,045
                  15,000     (Memorial Sloan Kettering), CP, Refunding, 3.80% due 11/21/1997                       15,000
                   6,200     (Memorial Sloan Kettering), CP, Series A, 3.80% due 11/21/1997                         6,200
                   9,150     (Memorial Sloan Kettering), CP, Series B, 3.85% due 11/21/1997                         9,150
                   3,500     (Memorial Sloan Kettering), CP, Series B, 3.80% due 12/17/1997                         3,500
                  20,600     (Memorial Sloan Kettering), CP, Series C, 3.80% due 11/21/1997                        20,600
                             New York State Energy Research and Development Authority, Electric
                             Facilities Revenue Bonds (Long Island Lighting Co.), VRDN, AMT (a):
                   5,000     Series A, 4.05% due 8/01/2025                                                          5,000
                  18,300     Series B, 4.10% due 11/01/2023                                                        18,300
                  14,780     New York State Energy Research and Development Authority, PCR
                             (Long Island Lighting Co. Project), Series B, 3.60% due 3/01/1998                     14,780
                  26,600     New York State Environmental Facilities Corporation, Resource Recovery
                             Revenue Bonds (OFS Equity Huntington Project), VRDN, AMT, 4.05% due
                             11/01/2014 (a)                                                                        26,600
                   3,150     New York State Environmental Facilities Corporation, Solid Waste
                             Disposal Revenue Bonds (General Electric Co. Project), CP, AMT,
                             Series A, 3.85% due 11/21/1997                                                         3,150
                   5,960     New York State, GO, 5% due 3/01/1998                                                   5,990
                             New York State, HFA, Revenue Bonds, VRDN (a):
                  20,000     (East 84th Street), AMT, Series A, 3.95% due 11/01/2028                               20,000
                   8,600     (Normandie Court-I Project), 4% due 5/15/2015                                          8,600
                             New York State Local Government Assistance Corporation Revenue
                             Bonds, VRDN (a):
                  10,000     Series B, 4% due 4/01/2023                                                            10,000
                   6,700     Series C, 3.90% due 4/01/2025                                                          6,700
                   1,100     Series F, 4% due 4/01/2025                                                             1,100
                   4,500     Series G, 4.05% due 4/01/2025                                                          4,500
                   1,100     New York State Medical Care Facilities, Finance Agency Revenue
                             Refunding  Bonds (Huntington Hospital Project), Series A,
                             8.125% due 11/01/1997 (b)                                                              1,126
                             New York State Power Authority, Revenue and General Purpose Bonds, CP:
                  50,600     3.75% due 10/06/1997                                                                  50,600
                  20,000     3.85% due 11/18/1997                                                                  20,000
                  20,000     3.80% due 11/25/1997                                                                  20,000
                  44,770     New York State Power Authority, Revenue and General Purpose Bonds
                             (Junior Lien), 3.75% due 3/01/1998                                                    44,770
                             New York State Thruway Authority, General Revenue Bonds, VRDN (a):
                  12,900     3.95% due 1/01/2024 (c)                                                               12,900
                   7,000     MSTR, Series SG-31, 4.20% due 1/01/2025                                                7,000
                   4,000     New York State Urban Development Corporation Revenue Bonds
                             (Correctional Facilities), Series C, 7.625% due 1/01/1998 (b)(e)                       4,119
                   2,000     Oceanside, New York (Unified Free School District), TAN, UT, 4.25%
                             due 6/26/1998                                                                          2,006
                             Oswego, New York, BAN, UT:
                   5,850     4.50% due 10/08/1997                                                                   5,851
                   5,000     AMT, 4.50% due 5/08/1998                                                               5,013
                  12,500     Patchogue-Medford, New York (Unified Free School District), TAN, UT,
                             4.25% due 6/25/1998                                                                   12,531
                             Port Authority of New York and New Jersey, Special Obligation Revenue
                             Bonds (Versatile Structure Obligation), VRDN (a):
                   8,700     AMT, Refunding, Series 1-R, 4% due 8/01/2028                                           8,700
                  15,900     Series 3, 3.95% due 6/01/2020                                                         15,900
                   1,000     Series 4, 4% due 4/01/2024                                                             1,000
                   4,300     Series 5, 3.95% due 8/01/2024                                                          4,300
                             Port Authority of New York and New Jersey, VRDN, AMT (a)(d):
                   9,765     Series SG-52, 4.20% due 3/01/2016                                                      9,765
                  16,830     Series SG-93, 4.20% due 12/01/2015                                                    16,830
                   1,880     Saint Lawrence County, New York, IDA, Civic Facility Revenue Bonds
                             (Clarkson University Project), VRDN, 4.25% due 10/01/2005 (a)                          1,880
                   3,600     Schenectady County, New York, IDA, IDR (Super Steel Inc. Project),
                             VRDN, AMT, Series A, 4.25% due 5/01/2006 (a)                                           3,600
                  27,900     Suffolk County, New York, IDA, IDR (Nissequogue Cogeneration Partners),
                             VRDN, 4.20% due 12/15/2023 (a)                                                        27,900
                   7,500     Suffolk County, New York, TAN, UT, Series II, 4.50% due 9/10/1998                      7,546
                             Syracuse, New York, BAN, UT:
                  18,000     Series A, 3.90% due 12/19/1997                                                        18,005
                   9,500     Series B, 4.15% due 12/19/1997                                                         9,502
                             Syracuse, New York, IDA, Civic Facility Revenue Bonds, VRDN (a):
                  11,535     (Community Development Properties -- Larned Project), 4.35%
                             due 4/01/2018                                                                         11,535
                   1,500     (Multi-Modal Syracuse University Project), 3.80% due 10/01/1997                        1,500
                   8,935     Three Village Central School District, New York (Brookhaven and Smithtown),
                             TAN, UT, 4.25% due 6/30/1998                                                           8,958
                             Triborough Bridge and Tunnel Authority, New York, Revenue Bonds:
                   2,360     General Purpose, Series B, 5% due 1/01/1998                                            2,367
                   3,600     Special Obligation, VRDN, 4.05% due 1/01/2024 (a)(c)                                   3,600
                   1,500     Westchester County, New York, TAN, UT, 3.47% due 12/11/1997                            1,499
                                                                                                              -----------

                             Total Investments (Cost -- $1,290,191*) -- 99.5%                                   1,290,191

                             Other Assets Less Liabilities -- 0.5%                                                  7,056
                                                                                                              -----------
                             Net Assets -- 100.0%                                                              $1,297,247
                                                                                                              ===========

(a) The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at September 30, 1997.
(b) Prerefunded.
(c) FGIC Insured.
(d) MBIA Insured.
(e) AMBAC Insured.
 *  Cost for Federal income tax purposes.

Portfolio Abbreviations for CMA New York Municipal Money Fund

AMT  Alternative Minimum Tax (subject to)
BAN  Bond Anticipation Notes
CP   Commercial Paper
GO   General Obligation Bonds
HFA  Housing Finance Authority
IDA  Industrial Development Authority
IDR  Industrial Development Revenue Bonds
M/F  Multi-Family
MSTR Municipal Securities Trust Receipts
PCR  Pollution Control Revenue Bonds
RAN  Revenue Anticipation Notes
TAN  Tax Anticipation Notes
UT   Unlimited Tax
VRDN Variable Rate Demand Notes

See Notes to Financial Statements.






CMA New York Municipal Money Fund
Statement of Assets and Liabilities as of September 30, 1997

Assets:
Investments, at value (identified cost -- $1,290,191,122) (Note 1a)                                            $1,290,191,122
Cash                                                                                                                   65,769
Interest receivable                                                                                                 7,937,579
Prepaid registration fees and other assets (Note 1d)                                                                   32,028
                                                                                                              ---------------
Total assets                                                                                                    1,298,226,498
                                                                                                              ---------------

Liabilities:
Payables:
Investment adviser (Note 2)                                                                $508,161
Distributor (Note 2)                                                                        298,356                   806,517
                                                                                    ---------------
Accrued expenses and other liabilities                                                                                172,943
                                                                                                              ---------------
Total liabilities                                                                                                     979,460
                                                                                                              ---------------

Net Assets                                                                                                     $1,297,247,038
                                                                                                              ===============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                                       $129,814,232
Paid-in capital in excess of par                                                                                1,168,328,088
Accumulated realized capital losses -- net (Note 4)                                                                  (895,282)
                                                                                                              ---------------

Net Assets -- Equivalent to $1.00 per share based on 1,298,142,319 shares of
beneficial interest outstanding                                                                                $1,297,247,038
                                                                                                              ===============

See Notes to Financial Statements.






CMA New York Municipal Money Fund
Statement of Operations for the Six Months Ended September 30, 1997

Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                          $22,995,757

Expenses:
Investment advisory fees (Note 2)                                                        $2,765,229
Distribution fees (Note 2)                                                                  763,312
Transfer agent fees (Note 2)                                                                112,102
Accounting services (Note 2)                                                                 59,088
Registration fees (Note 1d)                                                                  42,997
Custodian fees                                                                               37,294
Professional fees                                                                            29,678
Printing and shareholder reports                                                             19,464
Pricing fees                                                                                  6,303
Trustees' fees and expenses                                                                   5,313
Other                                                                                         6,383
                                                                                    ---------------
Total expenses                                                                                                      3,847,163
                                                                                                              ---------------
Investment income -- net                                                                                           19,148,594
Realized Loss on Investments -- Net (Note 1c)                                                                         (12,398)
                                                                                                              ---------------
Net Increase in Net Assets Resulting from Operations                                                              $19,136,196
                                                                                                              ===============

See Notes to Financial Statements.






CMA New York Municipal Money Fund
Statements of Changes in Net Assets

                                                                                         For the Six              For the
                                                                                         Months Ended           Year Ended
                                                                                          Sept. 30,              March 31,
Increase (Decrease) in Net Assets:                                                           1997                  1997
Operations:
Investment income -- net                                                                  $19,148,594           $32,928,337
Realized loss on investments -- net                                                           (12,398)                 (802)
                                                                                       --------------        --------------
Net increase in net assets resulting from operations                                       19,136,196            32,927,535
                                                                                       --------------        --------------

Dividends to Shareholders (Note 1e):
Investment income -- net                                                                  (19,148,594)          (32,920,755)
                                                                                       --------------        --------------
Net decrease in net assets resulting from dividends to shareholders                       (19,148,594)          (32,920,755)
                                                                                       --------------        --------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                        2,606,832,073         4,110,518,531
Net asset value of shares issued to shareholders in reinvestment
of dividends (Note 1e)                                                                     19,147,936            32,921,515
                                                                                       --------------        --------------
                                                                                        2,625,980,009         4,143,440,046
Cost of shares redeemed                                                                (2,565,042,895)       (4,039,388,472)
                                                                                       --------------        --------------
Net increase in net assets derived from beneficial interest transactions                   60,937,114           104,051,574
                                                                                       --------------        --------------

Net Assets:
Total increase in net assets                                                               60,924,716           104,058,354
Beginning of period                                                                     1,236,322,322         1,132,263,968
                                                                                       --------------        --------------
End of period                                                                          $1,297,247,038        $1,236,322,322
                                                                                       ==============        ==============

See Notes to Financial Statements.






CMA New York Municipal Money Fund
Financial Highlights

                                                              For the Six
The following per share data and ratios have been derived     Months Ended
from information provided in the financial statements.          Sept. 30,              For the Year Ended March 31,
                                                                  1997          1997          1996          1995          1994
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period                             $1.00         $1.00         $1.00         $1.00         $1.00
                                                            ----------    ----------    ----------    ----------    ----------
Investment income -- net                                           .02           .03           .03           .03           .02
                                                            ----------    ----------    ----------    ----------    ----------
Total from investment operations                                   .02           .03           .03           .03           .02
                                                            ----------    ----------    ----------    ----------    ----------
Less dividends from investment income -- net                      (.02)         (.03)         (.03)         (.03)         (.02)
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                                   $1.00         $1.00         $1.00         $1.00         $1.00
                                                            ==========    ==========    ==========    ==========    ==========

Total Investment Return                                           3.09%*        2.94%         3.17%         2.59%         1.79%
                                                            ==========    ==========    ==========    ==========    ==========

Ratios to Average Net Assets:
Expenses                                                           .62%*         .63%          .64%          .67%          .67%
                                                            ==========    ==========    ==========    ==========    ==========
Investment income -- net                                          3.09%*        2.88%         3.12%         2.59%         1.78%
                                                            ==========    ==========    ==========    ==========    ==========

Supplemental Data:
Net assets, end of period (in thousands)                    $1,297,247    $1,236,322    $1,132,264      $919,852      $772,760
                                                            ==========    ==========    ==========    ==========    ==========

* Annualized.

  See Notes to Financial Statements.




CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to share-holders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1997, the Fund had a net capital loss carryforward of approximately $883,000, of which $81,000 expires in 1998, $203,000 expires in 2001, $293,000 expires in 2002, $304,000 expires in 2003 and $2,000 expires in 2004. This amount will be available to offset like amounts of any future taxable gains.



CMA NEW YORK MUNICIPAL MONEY FUND

Officers and Trustees
Arthur Zeikel -- President and Trustee
Ronald W. Forbes -- Trustee
Cynthia A. Montgomery -- Trustee
Charles C. Reilly -- Trustee
Kevin A. Ryan -- Trustee
Richard R. West -- Trustee
Terry K. Glenn -- Executive Vice President
Vincent R. Giordano -- Senior Vice President
Edward J. Andrews -- Vice President
Donald C. Burke -- Vice President
Peter J. Hayes -- Vice President
Kenneth A. Jacob -- Vice President
Steven T. Lewis -- Vice President
Darrin J. SanFillippo -- Vice President
Kevin A. Schiatta -- Vice President
Helen Marie Sheehan -- Vice President
Gerald M. Richard -- Treasurer
Robert Harris -- Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

* For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
262-4636].